Debt (Narrative) (Details)	1 Months Ended				12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) ship	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 EUR (€)
Long-Term Debt
Loss on extinguishment of debt					$ 6,326,000	$ 0	$ 0
Short-term debt amount outstanding		$ 2,900,000,000		$ 1,200,000,000
Silversea Cruises
Long-Term Debt
Long term debt, principal amount			$ 700,000,000
Unsecured Term Loans Guaranteed by Export Credit Agencies | Maximum
Long-Term Debt
Credit agency fees, percentage of outstanding loan balance					0.77%
Revolving Credit Facility
Long-Term Debt
Long term debt, facility fee (as a percent)					0.125%
Revolving Credit Facility | $1.4 billion unsecured revolving credit facility
Long-Term Debt
Long term debt, principal amount			1,700,000,000						$ 1,400,000,000
Long term debt, facility fee (as a percent)					0.125%
Revolving Credit Facility | $1.15 billion unsecured revolving credit facility
Long-Term Debt
Long term debt, principal amount					$ 1,200,000,000			$ 1,150,000,000
Revolving Credit Facility | LIBOR | $1.4 billion unsecured revolving credit facility
Long-Term Debt
Margin on floating rate base (as a percent)					1.00%
Loans Payable
Long-Term Debt
Loss on extinguishment of debt					$ 6,300,000
Loans Payable | Term Loan
Long-Term Debt
Long term debt, principal amount			1,000,000,000.0
Loans Payable | LIBOR | Term Loan
Long-Term Debt
Margin on floating rate base (as a percent)					1.075%
Unsecured term loans | Minimum
Long-Term Debt
Long term debt, stated interest rate (as a percent)					2.53%
Unsecured term loans | Maximum
Long-Term Debt
Long term debt, stated interest rate (as a percent)					5.41%
Unsecured term loans | Novation Agreement
Long-Term Debt
Maximum borrowing capacity			$ 908,000,000.0
Debt instrument, term			12 years
Long term debt, stated interest rate (as a percent)			3.45%
Unsecured term loans | Unsecured Term Loan Facility
Long-Term Debt
Long term debt, principal amount											$ 89,800,000	€ 80,000,000.0
Unsecured term loans | Euro Interbank Offered Rate (EURIBOR) | Unsecured Term Loan Facility
Long-Term Debt
Margin on floating rate base (as a percent)					1.195%
Senior notes | Minimum
Long-Term Debt
Long term debt, stated interest rate (as a percent)					2.65%
Senior notes | Maximum
Long-Term Debt
Long term debt, stated interest rate (as a percent)					7.50%
Up-front payment arrangement | Minimum
Long-Term Debt
Credit agency fees, percentage of loan amount payable					2.35%
Up-front payment arrangement | Maximum
Long-Term Debt
Credit agency fees, percentage of loan amount payable					2.37%
Silversea Cruises
Long-Term Debt
Number of ships under finance leases | ship					2
Finance lease obligation										$ 82,800,000
Silversea Cruises | Silversea Cruises
Long-Term Debt
Long term debt, principal amount										$ 700,000,000
Euler Hermes | Unsecured term loans
Long-Term Debt
Percentage of unsecured term loan guaranteed by an export credit agency	95.00%
Euler Hermes | Unsecured term loans | Novation Agreement
Long-Term Debt
Percentage of unsecured term loan guaranteed by an export credit agency			95.00%
Commercial paper
Long-Term Debt
Debt instrument, term					21 days	23 days
Borrowings outstanding					$ 1,400,000,000	$ 777,000,000.0
Weighted average interest rate					2.19%	3.19%
Maritime Equipment
Long-Term Debt
Number of ships under finance leases | ship					2
Additional lease term					6 years